Share-Based Compensation & Warrants	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Share-Based Compensation & Warrants

Note 13. Share-Based Compensation & Warrants

Options

Generally accepted accounting principles require share-based payments to employees, including grants of employee stock options, warrants, and common stock to be recognized in the income statement based on their fair values at the date of grant, net of estimated forfeitures.

As of June 30, 2022 and December 31, 2021, the Company has granted stock-based compensation to employees, including a 16,667 share stock award, which was issued in 2018 and vested in May 2022, 166,667 in employee stock options that were issued in 2020 and cliff vest at the end of five years, and 1,872,918 employee stock options granted in June 2022 and vest over a period of two years. For the six months ended June 30, 2022 and 2021, stock-based compensation was $1,340,703 and $223,056. In 2020, the Company also granted non-statutory stock options, including 133,333 stock options to the Board of Directors, which vests over 1 year, and a 333,334 stock option to a consultant, which vests over 4 years. Non-statutory stock-based compensation was $855,000 and $730,000 for the six months ended June 30, 2022 and 2021. In 2022, the Company closed on its underwritten public offering in which the Company granted the underwriter, EF Hutton, division of Benchmark Investments, LLC ("EF Hutton"), a 45-day option to purchase up to an additional 240,000 shares of Common Stock at the public offering price per share, less the underwriting discounts and commissions, to cover over-allotments, if any. These options were not exercised and expired.

There were no other options granted during the six months ended June 30, 2022 and 2021, respectively.

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the options on the date of issuance are as follows:

December 31, 2020 through June 30, 2022
Risk-free interest rate	0.24 – 3.04%
Expected dividend yield	None
Expected life of warrants	3.33-10 years
Expected volatility rate	169 - 273%

The following table summarizes all stock option activity of the Company for the six months ended June 30, 2022 and 2021:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contractual
	of Shares	Price	Life (Years)

Outstanding, December 31, 2021	650,000	$12.00	7.53
Granted	2,112,919	2.24	6.60
Exercised	(16,667)	11.1	–
Forfeited	(240,000)	5.00	–
Outstanding, June 30, 2022	2,506,252	$4.53	7.39

Exercisable, December 31, 2021	180,000	$12.00	7.01
Exercisable, June 30, 2022	890,168	$4.74	7.48

Outstanding, December 31, 2020	650,000	$12.00	6.41
Outstanding, June 30, 2021	650,000	$12.00	5.91

Exercisable, December 31, 2020	47,083	$12.00	3.38
Exercisable, June 30, 2021	108,333	$12.00	5.10

As of June 30, 2022 and December 31, 2021, the aggregate intrinsic value of the Company’s outstanding options was approximately none. The aggregate intrinsic value will change based on the fair market value of the Company’s common stock.

Warrants

As of June 30, 2022 and December 31, 2021, the Company had 80,000 and no warrants outstanding. On February 14, 2022, the Company closed on its underwritten public offering of 1,600,000 shares of common stock, at a public offering price of $5.00 per share. In addition, the Company has issued the underwriter, EF Hutton, 5-year warrants to purchase 80,000 shares of common stock at an exercise price equal $5.75. and were valued with a fair market value of $374,000. We used the Black-Scholes option pricing model to determine the fair value of the warrants, with assumptions of a risk free rate of 1.92%, an expected life of 5 years, and volatility of 167%. The impact of these warrants has no effect on stockholder’s equity, as they are considered equity-like instruments, and are considered a direct expense of the offering.